Credit Risk (Narrative) (Detail)	3 Months Ended
	Mar. 31, 2023 USD ($) Counterparty	Dec. 31, 2022 USD ($)
Concentration Risk and Guarantor Obligations [Line Items]
Credit exposure	$ 217,000,000
Additional collateral to be posted if the credit related contingent features were triggered	106,000,000	$ 140,000,000
Collateral derivatives with credit-related contingent provision in a liability position	1,000,000	72,000,000
Letter of credit as collateral posted for derivatives in liability position	6,000,000	20,000,000
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	107,000,000	212,000,000
Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Credit exposure	34,000,000
Additional collateral to be posted if the credit related contingent features were triggered	45,000,000	28,000,000
Collateral derivatives with credit-related contingent provision in a liability position	0	72,000,000
Letter of credit as collateral posted for derivatives in liability position	6,000,000	20,000,000
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	$ 45,000,000	$ 99,000,000
Credit Concentration Risk
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 48,000,000
Credit Concentration Risk | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 13,000,000
Credit Concentration Risk | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	54.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	89.00%